SEMI-ANNUAL
 ...............................................................................
                            FINANCIAL REPORT
 ...............................................................................
                            STI CLASSIC FUNDS
 ...............................................................................
                        A Family of Mutual Funds
 ...............................................................................

                    PRIME QUALITY MONEY MARKET FUND

                     TAX-EXEMPT MONEY MARKET FUND

                  VIRGINIA TAX-FREE MONEY MARKET FUND

             U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                    U.S. TREASURY MONEY MARKET FUND


                                November 30, 2000


[Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

As of November 30, 2000, your STI Classic Funds' assets totaled $21.2 billion, an increase of 2.0% over the period ending May 31, 2000, the Funds' fiscal year end.

U.S. economic expansion has now passed nine years in duration and is the longest in history. However, growth has slowed substantially and many investors are questioning whether a recession will develop. Moreover, many companies are reporting weaker earnings in this economic slowdown. It is certainly a more challenging environment for stock investors. Regardless, inflation remains low due to productivity gains and lack of corporate pricing power. As a result, longer-term interest rates have continued to decline. Thus, the Federal Reserve has substantial flexibility to decrease money market rates and provide a safety net for the economy. We also believe that most stocks have declined substantially as a result of prior Fed tightening. Thus, stock opportunities have emerged and our belief in a more diversified approach beyond just technology stocks will continue to benefit investors in this difficult environment.


                                             Sincerely,


                                             /s/signature omitted

                                             Douglas S. Phillips, CFA
                                             President, Chief Investment Officer
                                             Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



PRIME QUALITY MONEY MARKET FUND
-------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (29.0%)
DIVERSIFIED OPERATIONS (0.4%)
   General Electric
     6.570%, 01/11/01              $     600  $      595
     6.550%, 01/18/01                  1,300       1,289
     6.550%, 01/22/01                  2,800       2,773
   PPG Industries
     6.550%, 12/07/00                  1,212       1,211
   Rio Tinto America
     6.500%, 12/04/00                  6,000       5,997
     6.520%, 12/20/00                  9,715       9,682
                                              ----------
                                                  21,547
                                              ----------
FINANCIAL SERVICES (17.4%)
   Associates
     6.570%, 01/17/01                  4,600       4,561
     6.570%, 01/24/01                    700         693
   Barlcay
     6.550%, 12/06/00                    950         949
   Beta Finance
     6.570%, 01/11/01                 38,000      37,716
   Cortez Capital
     6.530%, 12/21/00                 12,336      12,291
   Den Norske
     6.560%, 01/08/01                 36,000      35,751
     6.540%, 01/16/01                 93,979      93,194
   Deutsche Bank Financial
     6.550%, 01/11/01                 25,000      24,813
   First Capital
     6.550%, 01/19/01                  4,900       4,856
   Fortune Brands
     6.550%, 01/11/01                 30,000      29,776
     6.520%, 02/15/01                 13,213      13,031
   General Electric Capital
     6.500%, 12/18/00                  1,500       1,495
     6.500%, 12/20/00                  1,500       1,495
     6.570%, 01/10/01                    900         893

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                       (000)   VALUE (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   GMAC
     6.500%, 12/15/00             $    3,900    $  3,890
   Paccar Financial
     6.550%, 01/30/01                  2,000       1,978
   Progress Capital
     6.540%, 12/05/00                 20,600      20,585
     6.540%, 12/06/00                 15,200      15,186
     6.530%, 12/12/00                 42,500      42,415
     6.620%, 01/10/01                 36,128      35,862
     6.750%, 01/18/01                 47,500      47,072
   Prudential Funding
     6.560%, 01/11/01                100,000      99,253
     6.530%, 02/16/01                  1,000         986
   Sigma Finance
     6.570%, 01/08/01                 14,903      14,800
   Teco Finance
     6.530%, 12/06/00                  3,025       3,022
     6.490%, 12/08/00                 50,000      49,937
     6.490%, 12/14/00                 30,000      29,930
     6.550%, 12/18/00                 10,000       9,969
     6.550%, 12/20/00                  8,690       8,660
     6.520%, 02/28/01                  6,950       6,838
     6.520%, 03/01/01                 29,500      29,019
     6.500%, 03/05/01                 32,900      32,342
     6.530%, 03/12/01                 24,750      24,297
   Unilever Capital (A) (C)
     6.683%, 09/07/01                110,000     110,000
   Verizon Global
     6.550%, 01/19/01                  3,900       3,865
   Verizon Network Funding
     6.630%, 01/16/01                 25,000      24,788
     6.630%, 01/18/01                 25,000      24,779
                                              ----------
                                                 900,987
                                              ----------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Campell Soup
     6.290%, 08/27/01                100,000      95,300

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)


-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- CONTINUED
   Heinz
     6.640%, 02/16/01              $  51,200  $   50,486
   Kellogg
     6.600%, 01/29/01                  7,600       7,518
                                              ----------
                                                 153,304
                                              ----------
MEDICAL PRODUCTS (0.4%)
   Becton Dickinson
     6.460%, 04/09/01                 19,197      18,753
                                              ----------
MULTIMEDIA (1.0%)
   Gannett
     6.520%, 02/26/01                 50,000      49,212
                                              ----------
RETAIL (1.0%)
   Hertz
     6.580%, 12/13/00                  2,700       2,694
   Lowe's
     6.520%, 02/06/01                 50,000      49,393
                                              ----------
                                                  52,087
                                              ----------
TELEPHONES & TELECOMMUNICATIONS (3.6%)
   AT&T
     6.540%, 01/11/01                 20,000      19,851
   Vodafone Air
     6.610%, 01/11/01                100,000      99,247
     6.580%, 01/12/01                  4,000       3,969
     6.620%, 01/31/01                 63,000      62,293
                                              ----------
                                                 185,360
                                              ----------
UTILITIES (2.2%)
   Carolina Power & Light
     6.570%, 01/31/01                 30,000      29,666
   Florida Power & Light
     6.550%, 12/11/00                  2,000       1,996
   Georgia Power
     6.550%, 12/11/00                 31,000      30,944
     6.550%, 12/15/00                 20,000      19,949

------------------------------------------------------------------------------
                                  FACE AMOUNT
                                       (000)   VALUE (000)
------------------------------------------------------------------------------
UTILITIES-- CONTINUED
   Kansas City Power & Light
     6.630%, 01/09/01             $    8,700  $    8,637
   South Carolina Fuel
     6.550%, 12/21/00                  6,142       6,120
     6.550%, 12/22/00                 17,038      16,973
     6.650%, 01/11/01                  2,012       1,997
                                              ----------
                                                 116,282
                                              ----------
Total Commercial Paper
     (Cost $1,497,532)                         1,497,532
                                              ----------
CORPORATE OBLIGATIONS (40.1%)
BANKS (13.3%)
   Amsouth Bank (C)
     6.690%, 01/25/01                 50,000      49,998
     6.660%, 02/07/01                 25,000      24,997
   Bank America, MTN (C)
     6.992%, 01/12/01                 10,000      10,003
   Bankers Trust, MTN (C)
     6.740%, 12/18/01                  2,400       2,400
   Branch Banking & Trust (C)
     6.620%, 12/11/00                 50,000      49,993
     6.670%, 02/01/01                 65,000      64,994
   Comerica Bank (C)
     6.535%, 12/15/00                  2,000       2,000
     7.014%, 02/28/01                121,000     121,000
   First Tennessee Bank (C)
     6.994%, 02/07/01                100,000     100,000
   First Union National Bank (C)
     6.820%, 12/04/00                 25,000      25,014
     6.780%, 12/04/00                100,000     100,048
     6.830%, 12/07/00                 25,000      25,015
   FleetBoston, MTN (C)
     6.558%, 12/13/00                  2,800       2,799
   Fleet National Bank (C)
     6.800%, 01/29/01                  5,000       5,001

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



PRIME QUALITY MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
-------------------------------------------------------------------------------
BANKS-- CONTINUED
   Key Bank (C)
     6.800%, 01/26/01                $20,000  $   20,004
     6.650%, 02/13/01                 35,000      34,993
   Wells Fargo, MTN (C)
     6.590%, 12/14/00                 50,000      50,000
                                              ----------
                                                 688,259
                                              ----------
ENTERTAINMENT (1.0%)
   Walt Disney (A)
     4.200%, 03/15/01                 50,000      49,656
                                              ----------
FINANCIAL SERVICES (15.8%)
   American General
     Financial, MTN
     5.840%, 01/29/01                  6,000       5,990
   Associates
     6.700%, 05/29/01                  1,475       1,475
   Associates, MTN
     6.750%, 10/31/01                  2,920       2,918
   Associates, MTN (C)
     6.660%, 12/15/00                 75,000      75,000
   AT&T Capital, MTN
     6.875%, 01/16/01                  3,700       3,700
   AT&T Capital, MTN (C)
     7.503%, 01/10/01                 50,025      50,025
   Beneficial, Ser H, MTN
     6.330%, 12/18/00                  2,440       2,440
   Beta Finance (C)
     6.880%, 1/25/01                  50,000      49,999
   Beta Finance, MTN (A)
     6.800%, 02/15/01                 25,000      25,000
   Beta Finance, MTN (C)
     6.801%, 01/05/01                 25,000      25,000
   Boeing Capital, MTN
     6.830%, 05/21/01                  5,500       5,504
   Cargill Global, MTN (C)
     6.910%, 02/02/01                 10,000      10,012
   Chrysler Financial
     5.875%, 02/07/01                  1,000         998
   Chrysler Financial, MTN
     6.080%, 03/09/01                  5,000       4,986
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES-- CONTINUED
   Daimlerchrysler Holdings
     6.630%, 09/21/01             $    7,600  $    7,593
   Daimlerchrysler Holdings (C)
     6.794%, 02/08/01                 40,000      40,000
   Edison International (C) (I)
     6.649%, 12/18/00                130,000     129,984
   Ford Motor Credit
     5.750%, 01/25/01                  1,500       1,497
   General Electric Capital (C)
     6.447%, 03/01/01                  2,000       1,985
     6.326%, 05/01/01                  2,970       2,947
   GMAC, MTN
     6.800%, 05/22/01                  3,250       3,245
   GMAC, MTN (C)
     6.930%, 02/02/01                 32,350      32,406
     6.891%, 02/23/01                  3,500       3,501
   Household Finance (C)
     6.650%, 12/18/00                 75,000      75,000
   Household Finance, MTN ( C)
     6.800%, 12/22/00                 25,000      25,013
   Norwest Financial
     5.625%, 02/07/01                    500         499
   Paccar Financial, MTN (C)
     6.773%, 12/04/00                 20,000      20,000
   Prudential Funding, MTN
     5.890%, 04/16/01                  2,700       2,691
   Prudential Funding, MTN (C)
     6.840%, 12/13/00                  3,500       3,504
   Sigma Finance, MTN
     6.970%, 04/03/01                 50,000      50,000
   Sigma Finance, MTN (A) (C)
     6.890%, 02/01/01                 50,000      50,000
   Toyota Motor Credit, MTN
     6.500%, 10/31/01                  3,000       2,993
   Toyota Motor Credit, MTN (C)
     6.974%, 12/01/00                100,000     100,000
                                              ----------
                                                 815,905
                                              ----------

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (5.6%)
   Bear Stearns, Euro MTN, (C)
     6.766%, 12/29/00               $ 21,600  $   21,609
   Bear Stearns, MTN, (C)
     6.820%, 12/04/00                 12,450      12,455
     6.808%, 12/07/00                  3,500       3,501
     6.260%, 12/26/00                 40,000      39,981
   JP Morgan, MTN (C)
     6.609%, 12/18/00                 50,000      50,000
   Merrill Lynch
     6.500%, 04/01/01                  3,438       3,433
   Merrill Lynch, MTN (C)
     6.660%, 12/07/00                 50,000      49,999
     6.760%, 01/23/01                  7,000       7,001
   Morgan Stanley Dean
     Witter, MTN
     5.625%, 02/28/01                 20,000      19,941
     6.680%, 03/16/01                  5,000       5,000
   Morgan Stanley Dean
     Witter, MTN (C)
     6.645%, 12/15/00                 75,000      75,000
                                              ----------
                                                 287,920
                                              ----------
LEASING EQUIPMENT (0.8%)
   International Lease Finance
     5.875%, 01/15/01                 23,000      22,968
   Xerox, MTN (C)
     6.734%, 12/08/00                 20,000      20,000
                                              ----------
                                                  42,968
                                              ----------
REGIONAL GOVERNMENT AGENCY (0.3%)
   Hydro-Quebec
     9.000%, 03/07/01                  1,800       1,809
   Hydro-Quebec, MTN
     7.620%, 04/02/01                  6,000       6,019
   Quebec Province (C)
     6.625%, 04/25/01                  5,500       5,492
   Quebec Providence, MTN
     8.690%, 02/22/01                  1,000       1,004
                                              ----------
                                                  14,324
                                              ----------

-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)   VALUE (000)
-------------------------------------------------------------------------------
RETAIL (1.9%)
   Gap (C)
     6.759%, 12/21/00               $100,000  $  100,000
                                              ----------
TELEPHONES & TELECOMMUNICATIONS (1.4%)
   AT&T (A)
     6.819%, 01/15/01                 35,000      35,000
   AT&T, MTN (C)
     7.410%, 12/20/00                 26,875      26,885
   GTE California
     5.625%, 02/01/01                 13,000      12,970
                                              ----------
                                                  74,855
                                              ----------
Total Corporate Obligations
     (Cost $2,073,887)                         2,073,887
                                              ----------
ASSET-BACKED SECURITIES (1.3%)
   Americredit Auto Receivables
     Trust, Ser 2000-D, Cl A1
     6.720%, 06/05/01                 26,000      26,000
   Amsouth Auto Trust,
     Ser 2000-1, Cl A1
     6.745%, 05/15/01                 21,140      21,140
   Anrc Auto Owner Trust
     2000-A A1
     6.725%, 02/15/01                  4,587       4,587
   Ford Motor Auto Owner Trust,
     Ser 2000-E
     6.581%, 01/15/01                  1,570       1,570
   Nissan Auto Receivables Owner
     Trust, Ser 2000-B
     6.831%, 03/15/01                  4,083       4,084
   Union Acceptance,
     Ser 2000-A, Cl A1
     6.729%, 03/08/01                 10,000      10,000
                                              ----------
Total Asset-Backed Securities
     (Cost $67,381)                               67,381
                                              ----------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



PRIME QUALITY MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)   VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.0%)
   Fleet National Bank ( C)
     6.800%, 01/29/01             $    5,000  $    5,001
   Key Bank
     5.030%, 12/11/00                  5,000       4,998
   Regions Bank
     6.700%, 02/02/01                 40,000      39,997
                                              ----------
Total Certificates of Deposit -- Domestic
     (Cost $49,996)                               49,996
                                              ----------
CERTIFICATES OF DEPOSIT -- YANKEE (12.2%)
   Bayerische Landesbank NY
     6.545%, 12/15/00                 11,000      11,000
   Bayerische Landesbank NY (C)
     6.994%, 02/28/01                120,000     120,000
   Canadian Imperial Bank NY
     7.090%, 05/04/01                 50,000      49,996
   Commerzbank NY
     6.860%, 04/04/01                 25,000      24,998
   Deutsche Bank NY
     6.695%, 02/05/01                 50,000      49,972
     7.024%, 05/30/01                 47,000      47,000
   Landesbank Hessen-Thueringen
     7.143%, 05/08/01                 75,000      74,998
   National Westminster Bank NY
     7.260%, 05/09/01                 47,000      46,998
   Rabobank NY
     7.160%, 05/10/01                 25,000      24,999
   Societe Generale NY (C)
     6.569%, 12/18/00                  3,000       3,000
     7.024%, 02/27/01                125,000     125,000
   UBS Stamford
     6.850%, 03/28/01                 50,000      49,994
                                              ----------
Total Certificates of Deposit -- Yankee
     (Cost $627,955)                             627,955
                                              ----------

-------------------------------------------------------------------------------
                                 SHARES/FACE
                                 AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------

CASH EQUIVALENTS (8.6%)
   AIM Liquid Assets
     Portfolio                   232,000,000  $  232,000
   Aim Short Term
     Prime Obligation
     Portfolio                   210,000,000     210,000
                                              ----------
Total Cash Equivalents
     (Cost $442,000)                             442,000
                                              ----------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (2.6%)
   FHLMC
     5.500%, 06/01/01               $  2,509       2,492
   SLMA, MTN (C)
     6.794%, 02/01/01                130,000     130,014
   SLMA, Ser 1996-3, Cl A1 (C)
     6.834%, 01/25/01                  1,332       1,326
   SLMA, Ser 1996-4, Cl A1 (C)
     6.824%, 01/25/01                    459         458
                                              ----------
Total U.S. Government Agency
     Obligations
     (Cost $134,290)                             134,290
                                              ----------
REPURCHASE AGREEMENTS (4.9%)
   Barclays
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $30,090,566 (collateralized by
     U.S. Government obligations:
     total market value
     $30,687,227) (B)                 30,085      30,085
   JP Morgan
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $128,987,423 (collateralized by
     U.S. Government obligations:
     total market value
     $131,543,458) (B)               128,964     128,964

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Merrill Lynch
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $10,611,227 (collateralized by
     U.S. Government obligations:
     total market value
     $10,821,925) (B)                $10,609  $   10,609
   UBS Warburg
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $86,081,088 (collateralized by
     U.S. Government obligations:
     total market value
     $87,790,081) (B)                 86,066      86,066
                                              ----------
Total Repurchase Agreements
     (Cost $255,724)                             255,724
                                              ----------
Total Investments (99.7%)
   (Cost $5,148,765)                           5,148,765
                                              ----------
OTHER ASSETS AND LIABILITIES, NET (0.3%)          17,188
                                              ----------

-------------------------------------------------------------------------------
                                               VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization-- no par
   value) based on 3,388,756,929
   outstanding shares of beneficial interest  $3,388,681
Fund shares of the Investor Shares
   (unlimited authorization-- no par
   value) based on 1,775,018,683
   outstanding shares of beneficial interest   1,775,019
Fund shares of the Flex Shares
   (unlimited authorization-- no par
   value) based on 2,594,423
   outstanding shares of beneficial interest       2,594
Undistributed net investment income                   16
Accumulated net realized loss
   on investments                                   (357)
                                              ----------
Total Net Assets 100.0%                       $5,165,953
                                              ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $1.00
                                              ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Investor Shares               $1.00
                                              ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares                   $1.00
                                              ==========


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 27.
                                                                             7

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (91.8%)
ALABAMA (1.8%)
   Cherokee, Industrial Development
     Board, BOC Group Project,
     RB (C) (D) (E)
     4.200%, 12/07/00                  $3,500 $    3,500
   Mobile, Airport Authority,
     Ser A24, RB
     4.400%, 11/08/01                   9,055      9,055
   Mobile, Industrial Development,
     Board Dock & Wharf Holnam
     Project, Ser A, RB (C) (D) (E)
     4.100%, 12/06/00                   4,900      4,900
                                              ----------
                                                  17,455
                                              ----------
ARIZONA (1.0%)
   Arizona State, Educational Loan
     Marketing, Ser A, RB,
     AMT (C) (D) (E)
     4.200%, 12/06/00                   2,500      2,500
   Salt River Project, Agricultural
     Improvement & Power District,
     Electric System, Ser SG-10,
     RB (C) (D)
     4.220%, 12/07/00                   7,570      7,570
                                              ----------
                                                  10,070
                                              ----------
CALIFORNIA (1.5%)
   California State, Higher Education
     Student Loan Authority,
     Senior Lien, Ser A-4, RB,
     AMT (C) (D)
     4.350%, 04/01/01                   5,000      5,000
   California State, Higher Education
     Student Loan Authority,
     Ser A, RB (C) (D) (E)
     4.150%, 12/06/00                   7,600      7,600
-------------------------------------------------------------------------------

                                      FACE AMOUNT
                                         (000)  VALUE (000)
-------------------------------------------------------------------------------
   CALIFORNIA -- CONTINUED
   California State, Higher Education
     Student Loan Authority,
      Ser A, RB (E)
     4.400%, 06/01/01                  $2,900 $    2,900
                                              ----------
                                                  15,500
                                              ----------
COLORADO (0.9%)
   Cherry Creek, South
     Metropolitan District
     Number 1, GO (C) (D) (E)
     4.300%, 12/07/00                   1,250      1,250
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H, RB,
     FNMA (C) (D)
     4.200%, 12/06/00                   5,815      5,815
   Lowry, Economic Redevelopment
     Authority, Ser B, RB (C) (D) (E)
     4.150%, 12/06/00                   2,000      2,000
                                              ----------
                                                   9,065
                                              ----------
DELAWARE (0.2%)
   Delaware State, Educational
     Development Authority,
     RB (C) (D) (E)
     4.525%, 12/07/00                   1,875      1,875
                                              ----------
DISTRICT OF COLUMBIA (1.5%)
   District of Columbia,
     George Washington University,
     Ser C, RB, MBIA (C) (D)
     4.200%, 12/06/00                   7,500      7,500
   District of Columbia, Planned
     Parenthood, RB (C) (D) (E)
     4.200%, 12/07/00                   7,250      7,250
                                              ----------
                                                  14,750
                                              ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
FLORIDA (6.5%)
   Florida State, Board of Education
     Capital Outlay, Ser 223,
     GO (C) (D)
     4.220%, 12/07/00                $  5,000  $    5,000
   Florida State, Board of Education,
     Eagle Trust, RB
     Prerefunded @ 100 (C) (D) (F)
     4.220%, 12/07/00                  13,315     13,315
   Florida State, Board of Education,
     Eagle Trust, Ser 94901, RB (C) (D)
     4.220%, 12/07/00                  16,900     16,900
   Miami Beach, Health Facilities
     Authority, Ser PT 447, RB (C) (D)
     4.370%, 12/01/00                  10,000     10,000
   Palm Beach County, Norton
     Gallery Project, RB (C) (D) (E)
     4.100%, 12/06/00                   2,500      2,500
   Putnam County, Pollution Control
     Authority, Seminole Electric
     Cooperative, Ser D, RB (C) (D)
     4.350%, 12/15/00                   2,000      2,000
   St. Lucie County, Pollution
     Control Authority, TECP
     4.300%, 12/07/00                   1,500      1,500
   University of North Florida,
     Parking System, RB (C) (D) (E)
     4.250%, 12/07/00                   6,000      6,000
   University South Florida,
     Research Foundation,
     University Technology
     Center, RB (C) (D) (E)
     4.250%, 12/07/00                   7,000      7,000
                                              ----------
                                                  64,215
                                              ----------
GEORGIA (7.7%)
   Atlanta, Airport Authority,
     Ser 313, RB (C) (D)
     4.220%, 01/01/01                   3,335      3,335

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Atlanta, Ser SG-123, GO (C) (D)
     4.220%, 12/07/00                $  9,845 $    9,845
   Clayton County, Special
     Development Facilities
     Authority, Delta Airlines
     Project, Ser A (C) (D) (E)
     4.100%, 12/06/00                  24,585     24,585
   Cobb County, Development
     Authority, Educational
     Facilities, Kennesaw State
     University Project, RB,
     AMBAC (C) (D)
     4.150%, 12/07/00                   6,085      6,085
   Fulton County, Development
     Authority, American National
     Red Cross Project, RB (C) (D) (E)
     4.200%, 12/07/00                   1,000      1,000
   Fulton County, Development
     Authority, Metropolitan
     YMCA Project, RB (C) (D) (E)
     4.150%, 12/07/00                   8,500      8,500
   Georgia State, Eagle Trust, RB
     4.220%, 12/07/00                   7,025      7,025
   Gordon County, Development
     Authority, Sara Lee Project,
     RB (C) (D)
     4.300%, 12/07/00                   1,400      1,400
   Gwinnett County, Solid Waste
     Disposal Facilities, Lucent
     Technology Project, RB,
     AMT (C) (D)
     4.550%, 12/06/00                   3,000      3,000
   Houston County, Clean Control
     Project, RB (C) (D)
     4.300%, 12/07/00                   3,500      3,500
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     RB (C) (D) (E)
     4.200%, 12/07/00                   1,000      1,000
                                                                          9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Mitchell County, Industrial
     Development Authority,
     City of Camille Project,
     RB (C) (D) (E)
     4.200%, 12/07/00                $  3,600 $   3,600
   Municipal Electric Authority,
     Project One, Sub-Ser E,
     RB (C) (D) (E)
     4.250%, 12/06/00                   4,000      4,000
                                              ----------
                                                  76,875
                                              ----------
IDAHO (0.8%)
   Idaho State, Housing and Finance
     Association, Ser PA-115,
     RB (C) (D)
     4.270%, 12/07/00                   5,166      5,166
   Idaho State, TAN
     5.375%, 06/29/01                   2,500      2,514
                                              ----------
                                                   7,680
                                              ----------
ILLINOIS (5.5%)
   Bloomington, Airport Authority,
     GO (C) (D)
     4.250%, 12/06/00                   1,200      1,200
   Chicago, Airport Special Facilities
     Authority, Centerpoint O'Hare,
     RB, AMT (C) (D) (E)
     4.300%, 12/06/00                   2,800      2,800
   Chicago, Merlots Project,
     Ser WWW, RB
     4.400%, 01/01/22                  11,000     11,000
   Illinois State, Development
     Finance Authority, Derby
     Industrial Project, RB,
     AMT (C) (D) (E)
     4.450%, 12/06/00                     600        600
   Illinois State, Development Finance
     Authority, Pollution Control,
     Aces-Illinois Power Company,
     Ser C, RB, AMT (C) (D) (E)
     4.250%, 12/05/00                   3,000      3,000

--------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Development
     Finance Authority, Pollution
     Control, Power Project,
     Ser A, RB (C) (D) (E)
     4.150%, 12/06/00                  $5,000 $    5,000
   Illinois State, Development
     Finance Authority, Pollution
     Control, Power Project,
     Ser C, RB (C) (D) (E)
     4.350%, 12/15/00                   8,000      8,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum,
     RB (C) (D) (E)
     4.200%, 12/06/00                   1,600      1,600
   Illinois State, Educational Facilities
     Authority, Museum of Science &
     Industry, RB (C) (D) (E)
     4.150%, 12/06/00                   5,300      5,300
   Illinois State, Health Facilities
     Authority, Advocate Health Care,
     Ser B, RB (C) (D)
     4.300%, 12/06/00                   2,400      2,400
   Illinois State, Health Facilities
     Authority, Proctor Hospital,
     RB (C) (D) (E)
     4.200%, 12/06/00                   5,100      5,100
   Illinois State, Health Facilities
     Authority, Streeterville
     Project, RB (C) (D) (E)
     4.200%, 12/06/00                   2,000      2,000
   Lockport, Industrial Development
     Authority, Panduit Project,
     RB, AMT (C) (D) (E)
     4.300%, 12/06/00                   2,000      2,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, AMT (C) (D) (E)
     4.300%, 12/06/00                     500        500

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, AMT (C) (D) (E)
     4.300%, 12/06/00                $  1,400 $    1,400
   Wheeling, Industrial Development
     Authority, Circuit Service
     Project, RB, AMT (C) (D) (E)
     4.450%, 12/07/00                   2,600      2,600
                                              ----------
                                                  54,500
                                              ----------
INDIANA (7.1%)
   Elkhart, Industrial Economic
     Development Authority,
     Holly Park, RB, AMT (C) (D) (E)
     4.450%, 12/06/00                   2,000      2,000
   Fort Wayne, Industrial Economic
     Development Authority,
     Technology Project, RB,
     AMT (C) (D) (E)
     4.300%, 12/06/00                   1,000      1,000
   Indianapolis, Industrial
     Economic Development
     Authority, Allied Signal
     Project, RB (C) (D)
     4.300%, 12/06/00                   3,500      3,500
   Indiana State, Development
     Finance Authority, Culver
     Educational Facilities,
     RB (C) (D) (E)
     4.150%, 12/06/00                  12,700     12,700
   Indiana State, Development
     Finance Authority, Educational
     Facility, Indiana Historical
     Society, RB (C) (D) (E)
     4.200%, 12/06/00                   1,200      1,200
   Indiana State, Educational
     Facilities Authority, Educational
     Facility, Indiana Wesleyan
     Project, Ser B, RB (C) (D) (E)
     4.300%, 12/06/00                   2,500      2,500

------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Hospital Project,
     Ser B, RB (C) (D)
     4.150%, 12/08/00                 $30,000 $   30,000
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners, Ser B, RB (C) (D)
     4.400%, 12/06/00                   2,000      2,000
   Indiana State, Transportation
     Financing Authority Highway,
     Ser PT-1159, RB (C) (D)
     4.300%, 12/01/00                   9,710      9,710
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce Project,
     RB, AMT (C) (D) (E)
     4.450%, 12/07/00                   2,000      2,000
   La Porte County, Economic
     Development Authority, Pedcor
     Investments-Woodland, RB,
     AMT (C) (D) (E)
     4.330%, 12/07/00                   2,000      2,000
   Michigan City, Economic
     Development Authority,
     Performance Packaging, RB,
     AMT (C) (D) (E)
     4.450%, 12/06/00                     600        600
   Munster, School Building, Ser 269,
     RB, FSA (C) (D)
     4.370%, 12/07/00                   1,000      1,000
                                              ----------
                                                  70,210
                                              ----------
IOWA (1.1%)
   Iowa State, Cash Anticipation
     Program, RB, FSA
     4.750%, 02/01/01                   5,000      5,003

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
IOWA-- CONTINUED
   Sac County, Industrial Authority,
     Evapco Project, RB,
     AMT (C) (D) (E)
     4.400%, 12/07/00                  $3,500 $    3,500
   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, RB (C) (D) (E)
     4.150%, 12/06/00                   2,500      2,500
                                              ----------
                                                  11,003
                                              ----------
KANSAS (1.1%)
   Sedgewick & Shawnee Counties,
     Ser PT 227, RB (C) (D) (E)
     4.320%, 12/07/00                  10,715     10,715
                                              ----------
KENTUCKY (1.1%)
   Jefferson County, Industrial
     Building, Fisher-Klosterman
     Project, RB, AMT (C) (D) (E)
     4.450%, 12/07/00                   1,925      1,925
   Kentucky State, Asset/Liability
     Community General Fund
     Authority, Ser A, TRAN
     5.250%, 06/27/01                   3,000      3,012
   Kentucky State, Development
     Districts Financing Authority,
     RB (C) (D)
     4.250%, 12/07/00                   6,400      6,400
                                              ----------
                                                  11,337
                                              ----------
LOUISIANA (2.1%)
   Calcasieu Parish, Industrial
     Development Board, Hydroserve
     Westlake, RB, AMT (C) (D) (E)
     4.250%, 12/06/00                   5,000      5,000
   Louisiana State, Eagle Trust,
     Ser 94180, RB (C) (D)
     4.220%, 12/07/00                   8,000      8,000

------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
------------------------------------------------------------------------------
LOUISIANA -- CONTINUED
   Louisiana State, Public Facilities
     Authority, Pollution Control,
     Ciba-Geigy Project,
     RB (C) (D) (E)
     4.100%, 12/06/00                  $2,400 $    2,400
   Louisiana State, Public Facilities
     Authority, Ser A, GO
     5.000%, 09/05/01                   5,335      5,354
                                              ----------
                                                  20,754
                                              ----------
MAINE (0.5%)
   Maine, Housing Authority
     Mortgage, Ser 295, RB,
     AMT (C) (D)
     4.470%, 12/07/00                   4,893      4,892
                                              ----------
MARYLAND (1.1%)
   Baltimore County, Industrial
     Development Authority,
     AlliedSignal Project, RB (C) (D)
     4.250%, 12/06/00                   1,000      1,000
   Maryland State, Community
     Development Administration,
     Ser 170, RB (C) (D)
     4.220%, 12/07/00                   5,795      5,795
   Maryland State, Community
     Development Administration,
     Ser PT-256, RB, AMT,
     FHA (C) (D) (E)
     4.270%, 12/07/00                   4,240      4,240
                                              ----------
                                                  11,035
                                              ----------
MICHIGAN (1.5%)
   Michigan State, Hospital Finance
     Authority, Sisters of Mercy
     Health Project, Ser J, RB
     Prerefunded @ 102 (F)
     7.500%, 02/15/01                   1,000      1,026

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
MICHIGAN -- CONTINUED
   Michigan State, Housing
     Development Authority,
     Woodland Meadows Project,
     RB, AMT (C) (D) (E)
     4.250%, 12/06/00                  $1,000 $    1,000
   Michigan State, Municipal Board
     Authority, Ser B-1, RB
     5.000%, 07/02/01                   3,600      3,613
   Michigan State, Strategic Fund,
     Consolidated Industrial Project,
     RB, AMT (C) (D) (E)
     4.450%, 12/06/00                   2,400      2,400
   Michigan State, Strategic Fund,
     Industrial Development
     Authority, Norcor Manufacturing
     Project, RB (C) (D) (E)
     4.150%, 12/05/00                   3,000      3,000
   Oakland County, Economic
     Development Authority,
     Moody Family Limited Project,
     RB, AMT (C) (D) (E)
     4.450%, 12/06/00                     800        800
   Okemos, Public School District,
     Ser I, GO Prerefunded @ 102 (F)
     6.900%, 05/01/11                   3,000      3,090
                                              ----------
                                                  14,929
                                              ----------
MINNESOTA (0.3%)
   Bloomington, Independent
     School District, Ser B, GO
     5.000%, 02/01/01                   2,490      2,493
                                              ----------
MISSOURI (0.7%)
   Carthage, Industrial Development
     Authority, Schrieber Project,
     RB, AMT (C) (D) (E)
     4.300%, 12/06/00                   3,100      3,100
   Missouri State, Environmental
     Improvement & Energy Resource
     Authority, Utilicorp United
     Project, RB, AMT (C) (D) (E)
     4.300%, 12/06/00                     700        700

-------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
-------------------------------------------------------------------------------
MISSOURI-- CONTINUED
   Missouri State, Health &
     Educational Facilities,
     Christian Health, Ser A, RB,
     FGIC Prerefunded @ 102 (F)
     6.875%, 02/15/01                  $3,400 $    3,485
                                              ----------
                                                   7,285
                                              ----------
MONTANA (0.9%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (C) (D) (E)
     4.200%, 12/07/00                   8,500      8,500
                                              ----------
NEVADA (2.4%)
   Clark County, Airport Improvement
     Authority, Sub-Lien Ser A-2,
     RB, AMT (C)
     (D) (E)
     4.250%, 12/06/00                   4,790      4,790
   Clark County, School District,
     GO (C) (D)
     4.220%, 12/07/00                   8,345      8,345
   Nevada State, Ser 344, FGIC,
     GO (C) (D)
     4.370%, 12/07/00                   5,495      5,495
   Nevada State, Ser SG-114,
     RB (C) (D)
     4.220%, 12/07/00                   5,000      5,000
                                              ----------
                                                  23,630
                                              ----------
NEW HAMPSHIRE (0.5%)
   New Hampshire State, Housing
     Finance Authority, Ser PT-348,
     RB (C) (D) (E)
     4.270%, 12/07/00                   5,195      5,195
                                              ----------
NEW YORK (1.6%)
   Nassau County, Ser B, RB
     6.250%, 03/20/01                   3,000      3,013

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
NEW YORK -- CONTINUED
   New York City, Municipal Water
     Financing Authority,
     Ser SGB-27, RB, FSA
     4.140%, 12/07/00                  $9,000 $    9,000
   Southeast New York, Industrial
     Development Agency, Unilock
     New York Project, RB,
     AMT (C) (D) (E)
     4.300%, 12/06/00                   2,200      2,200
   Syracuse, Ser 207, RB, AMT,
     FGIC (C) (D)
     4.220%, 12/07/00                   1,425      1,425
                                              ----------
                                                  15,638
                                              ----------
NORTH CAROLINA (4.3%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT, MBIA (C) (D)
     4.200%, 12/06/00                   4,200      4,200
   Cleveland County, Family YMCA,
     RB (C) (D) (E)
     4.300%, 12/07/00                   2,770      2,770
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, AMT (C) (D) (E)
     4.300%, 12/06/00                   1,700      1,700
   Mecklenburg County, Public
     Improvement, Ser C,
     GO (C) (D) (E)
     4.150%, 12/06/00                   5,000      5,000
   Mecklenburg County,
     Ser C, GO (C) (D)
     4.150%, 12/07/00                   8,850      8,850
   North Carolina State, Educational
     Facilities Finance Agency, Guilford
     College, RB, MBIA (C) (D)
     4.200%, 12/06/00                   2,200      2,200
   North Carolina State, Educational
     Facilities Finance Agency, Wake
     Forest University, RB (C), (D)
     4.300%, 12/07/00                   4,000      4,000

-------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
-------------------------------------------------------------------------------


NORTH CAROLINA -- CONTINUED
   North Carolina State, Medical
     Care Community Hospital,
     Carolina Medicorp Project,
     RB Prerefunded @ 100 (F)
     6.000%, 05/01/01                $  6,000 $    6,040
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services For The
     Aging Project, RB (C) (D) (E)
     4.250%, 12/06/00                   8,135      8,135
                                              ----------
                                                  42,895
                                              ----------
OHIO (7.2%)
   Cincinnati, Student Loan Funding
     Authority, Ser A-2, RB,
     AMT (C) (D)
     4.200%, 12/06/00                  29,300     29,300
   Cuyahoga County, Hospital
     Facilities Authority, Cleveland
     Clinic Foundation, Ser A,
     RB (C) (D)
     4.200%, 12/06/00                   6,000      6,000
   Ohio State, Air Quality
     Development Authority,
     JMG Limited Partnership,
     Ser A, RB, AMT (C) (D) (E)
     4.200%, 12/06/00                   3,000      3,000
   Ohio State, Environmental
     Improvement Authority,
     Newark Group Industries
     Project, RB, AMT (C) (D) (E)
     4.200%, 12/07/00                   4,600      4,600
   Ohio State, Higher Education
     Facility Commission, Pooled
     Financing, RB (C) (D) (E)
     4.450%, 12/07/00                   4,680      4,680
   Ohio State, Housing Finance
     Authority, RB (C) (D)
     4.220%, 12/07/00                  12,815     12,815

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
OHIO -- CONTINUED
   Ohio State, Public Facilities
     Commission, Higher Education
     Capital Facilities, Ser II-A, RB
     4.500%, 12/01/00                  $2,405 $    2,405
   Warrren County, Health Care
     Improvement, Otterbein Project,
     Ser A, RB (C) (D) (E)
     4.150%, 12/07/00                   9,040      9,040
                                              ----------
                                                  71,840
                                              ----------
OKLAHOMA (0.1%)
   Tulsa County, Independent School
     District Number 9 Authority,
     Union Education Board, GO
     4.500%, 06/01/01                   1,000      1,000
                                              ----------
PENNSYLVANIA (4.7%)
   Bethlehem, Area School District,
     GO, FGIC Prerefunded @ 100 (F)
     5.600%, 03/01/01                   9,065      9,094
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration,
     Ser A-1, RB, AMT, (C) (D) (E)
     4.150%, 12/06/00                   7,125      7,125
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center, RB, MBIA
     Prerefunded @ 102 (F)
     7.150%, 12/15/00                   2,550      2,604
   Delaware Valley, Regional
     Finance Authority, Ser B,
     RB (C) (D) (E)
     4.150%, 12/06/00                   8,100      8,100
   Pennsylvania State,
     Intergovern-mental Cooperation
     Authority, Special Tax Revenue,
     Ser SG-67, RB (C) (D)
     4.150%, 12/07/00                   9,630      9,630

--------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
--------------------------------------------------------------------------------
   PENNSYLVANIA -- CONTINUED
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage Foundation
     Project RB (C) (D) (E)
     4.150%, 12/07/00                 $10,000 $   10,000
                                              ----------
                                                  46,553
                                              ----------
RHODE ISLAND (0.5%)
   Rhode Island State,
     Multi-Modal, GO (C) (D)
     4.100%, 12/06/00                   4,800      4,800
                                              ----------
SOUTH CAROLINA (2.0%)
   Newberry County, Newberry
     County Memorial Hospital
     Authority, RB (C) (D) (E)
     4.150%, 12/07/00                  10,000     10,000
   South Carolina State, Educational
     Facilities Authority, Newberry
     College Project, RB (C) (D) (E)
     4.300%, 12/07/00                   3,000      3,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (C) (D) (E)
     4.250%, 12/07/00                   7,100      7,100
                                              ----------
                                                  20,100
                                              ----------
TENNESSEE (1.9%)
   Covington, Industrial
     Development Board,
     Charms Project, RB,
     AMT (C) (D) (E)
     4.300%, 12/06/00                   3,000      3,000
   Metropolitan Government
     Nashville & Davidson County,
     Eagle Trust, GO (C) (D)
     4.220%, 12/07/00                  10,000     10,000

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)   VALUE (000)
-------------------------------------------------------------------------------
TENNESSEE -- CONTINUED
   Metropolitan Government
     Nashville & Davidson County,
     Ser 251, GO (C) (D)
     4.370%, 12/07/00                $  3,400 $    3,400
   Tennessee State, Housing
     Development Agency,
     Ser 281, RB, AMT (C) (D)
     4.470%, 12/07/00                   2,553      2,553
                                              ----------
                                                  18,953
                                              ----------
TEXAS (6.7%)
   Georgetown, Higher Education
     Finance Authority, Southwestern
     University Project, RB (C) (D) (E)
     4.150%, 12/06/00                   2,000      2,000
   Hockley County, Industrial
     Development Authority,
     Amoco Project, RB (C) (D)
     4.350%, 12/01/00                   2,500      2,500
   Houston, Water & Sewer System
     Authority, Ser SG-78, RB (C) (D)
     4.220%, 12/07/00                   8,835      8,835
   Pearland, Independent School
     District, Ser SG-106, RB (C) (D)
     4.220%, 12/07/00                   6,245      6,245
   Texas State, Department of
     Housing & Community Affairs,
     Ser PT 1250, RB (C) (D)
     4.420%, 12/07/00                  12,000     12,000
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     4.220%, 12/07/00                   9,900      9,900
   Texas State, Higher Education
     Authority, MBIA, RB (C) (D)
     4.200%, 12/06/00                  14,200     14,200
   Texas State, Lower Colorado
     River Authority, Merlots,
     Ser ZZZ, RB (C) (D)
     4.400%, 12/01/00                   3,500      3,500

-------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
-------------------------------------------------------------------------------
   TEXAS-- CONTINUED
   Texas State, Public Facilities,
     Eagle Trust, RB (C) (D)
     4.220%, 12/07/00                $  7,180 $    7,180
                                              ----------
                                                  66,360
                                              ----------
UTAH (0.8%)
   Salt Lake County, Ser PT 240,
     RB (C) (D)
     4.500%, 12/18/00                   7,645      7,645
                                              ----------
VIRGINIA (4.6%)
   Alexandria, Industrial
     Development Authority,
     Resource Recovery Project,
     RB, AMT (C) (D) (E)
     4.250%, 12/08/00                  11,400     11,400
   Fairfax County, Ser 392,
     COP (C) (D)
     4.220%, 12/07/00                  14,500     14,500
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, AMT (C) (D) (E)
     4.350%, 12/07/00                   2,600      2,600
   King George County, Industrial
     Development Authority,
     Birchwood Power Partners
     Project, Ser A, RB,
     AMT (C) (D) (E)
     4.350%, 12/08/00                   4,850      4,850
   Peninsula Port Authority,
     Dominion Term Project,
     Ser 1987C, RB (C) (D) (E)
     4.100%, 12/08/00                   5,000      5,000
   Virginia State, Public Authority,
     School Improvements Project,
     Ser 11, RB (C) (D)
     4.170%, 12/07/00                   3,000      3,000

--------------------------------------------------------------------------------
                                                                (UNAUDITED)


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Waynesboro, Industrial Development
     Authority, Residential Care
     Facilities, Sunnyside Presbyterian
     Project, RB (C) (D) (E)
     4.250%, 12/08/00                $  4,000 $    4,000
                                              ----------
                                                  45,350
                                              ----------
WASHINGTON (5.5%)
   Port Seattle Passenger Facility,
     Ser 299, RB, AMT,
     AMBAC (C) (D)
     4.470%, 12/07/00                   2,358      2,358
   Seattle, Ser 348, GO (C) (D)
     4.370%, 12/07/00                   4,495      4,495
   Seattle, Water Systems Authority,
     RB (C) (D) (E)
     4.150%, 12/06/00                   4,100      4,100
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Power Project No. 2,
     Ser A, RB
     6.300%, 07/01/01                   3,000      3,030
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 1, Ser 1A-1, RB (C) (D) (E)
     4.200%, 12/06/00                   4,535      4,535
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 2, Ser 2A-1, RB, MBIA (C) (D)
     4.100%, 12/06/00                   5,200      5,200
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 3, Ser 3A-3, RB (C) (D) (E)
     4.100%, 12/06/00                  11,720     11,720
   Washington State, Ser B, GO
     Prerefunded @ 100 (F)
     6.700%, 06/01/01                   4,000      4,038
   Washington State, Ser I-13, GO
     4.660%, 12/07/00                  15,000     15,000
                                              ----------
                                                  54,476
                                              ----------

--------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)  VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA (1.1%)
   Marshall County, Pollution
     Control Authority, AlliedSignal
     Project, RB (C) (D)
     4.300%, 12/06/00                  $8,630 $    8,630
   Marshall County, Pollution
     Control Authority, PPG
     Industries Project, RB (C) (D)
     4.300%, 12/07/00                   2,000      2,000
                                              ----------
                                                  10,630
                                              ----------
WISCONSIN (2.5%)
   Appleton, Industrial Development
     Authority, Pro Lable Project,
     RB, AMT (C) (D) (E)
     4.550%, 12/07/00                     785        785
   Germantown, Industrial
     Development Authority, Speaker
     Project, RB, AMT (C) (D) (E)
     4.550%, 12/07/00                     800        800
   Holland, Industrial Development
     Authority, White Clover Dairy
     Project, RB, AMT (C) (D) (E)
     4.450%, 12/07/00                   1,445      1,445
   Milwaukee, GO
     5.000%, 02/01/01                   2,000      2,002
   Milwaukee, Metropolitan Sewer
     District, Ser 288, GO (C) (D)
     4.420%, 12/07/00                   1,763      1,763
   Oconomowoc, Industrial
     Development Authority,
     Quest Technologies Project,
     RB, AMT (C) (D) (E)
     4.450%, 12/07/00                   1,495      1,495
   Wisconsin State, Health Facilities
     Authorities, Franciscan Health
     Care, Ser A-1, RB (C) (D) (E)
     4.150%, 12/06/00                   6,105      6,105

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                   (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- CONTINUED
   Wisconsin State, Ser PT 1137, RB
     4.300%, 02/15/01                $  4,515   $  4,515
   Wisconsin State, TECP
     4.250%, 12/07/00                   5,875      5,875
                                                --------
                                                  24,785
                                                --------
MULTI-STATE (0.5%)
   Tax-Exempt Grantor Trust, IBM,
     Ser 1999-A, RB (C) (D)
     4.370%, 03/14/06                   4,690      4,690
                                                --------
Total Municipal Bonds
     (Cost $909,678)                             909,678
                                                --------
CASH EQUIVALENTS (4.9%)
   Financial Square
     Tax Free Portfolio            18,788,056     18,788
   SEI Tax Exempt Trust --
     Institutional Tax Free
     Fund                          30,000,000     30,000
                                                --------
Total Cash Equivalents
     (Cost $48,788)                               48,788
                                                --------
Total Investments (96.7%)
   (Cost $958,466)                               958,466
                                                --------
OTHER ASSETS AND LIABILITIES, NET (3.3%)          32,807
                                                --------


------------------------------------------------------------------------------
                                             VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization-- no par
   value) based on 817,225,044
   outstanding shares of beneficial interest    $817,225
Fund shares of the Investor Shares
   (unlimited authorization-- no par
   value) based on 174,083,224
   outstanding shares of beneficial interest     174,083
Accumulated net realized loss
   on investments                                    (35)
                                                --------
Total Net Assets 100.0%                         $991,273
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares              $1.00
                                                ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 27.

-------------------------------------------------------------------------------
                                                                   (UNAUDITED)

VIRGINIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
VIRGINIA (98.3%)
   Albemarle County, Industrial
     Development Authority,
     University of Virginia
     Health Services Project,
     RB (C) (D) (E)
     4.150%, 10/01/22                $  3,300    $  3,300
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (C) (D) (E)
     4.150%, 01/01/09                   4,100       4,100
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Sub-Ser A, RB (C) (D) (E)
     4.200%, 07/01/26                   3,500       3,500
   Alexandria, Industrial
     Development Authority,
     Primary & Private Schools,
     RB (C) (D) (E)
     4.200%, 06/01/25                   4,500       4,500
   Alexandria, Redevelopment &
     Housing Authority, Residential
     Care Facilities, Goodwin House
     Project, Ser B, RB (E)
     4.250%, 10/01/06                  10,100      10,100
   Amelia County, Industrial
     Development Authority,
     Chambers Waste Systems
     Project, RB, AMT (C) (D) (E)
     4.250%, 07/01/07                     850         850
   Arlington County, Ballston Public
     Parking Project, RB (C) (D) (E)
     4.150%, 08/01/17                   7,700       7,700

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
   VIRGINIA -- CONTINUED
   Arlington County, Industrial
     Development Authority,
     Multi-Family Housing
     Authority, Arna Valley View
     Apartments Project,
     RB (C) (D) (E)
     4.250%, 08/01/32                $  1,350    $  1,350
   Ashland, Industrial Development
     Authority, Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond Project,
     Ser A, RB (C) (D) (E)
     4.300%, 11/01/20                  10,265      10,265
   Ashland, Industrial Development
     Authority, Interflex Group
     Project, RB, AMT (C) (D) (E)
     4.300%, 07/01/19                   6,000       6,000
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project,
     RB, MBIA (C) (D)
     4.220%, 07/01/25                   6,755       6,755
   Cheasepeake, Industrial
     Development Authority,
     Tarmac Mid-Atlantic Project,
     RB (C) (D) (E)
     4.200%, 07/01/12                   1,600       1,600
   Chesterfield County, GO
     5.500%, 01/15/01                   1,905       1,908
   Chesterfield County, Industrial
     Development Authority,
     AlliedSignal Project, RB (C) (D)
     4.300%, 08/01/09                   3,000       3,000
   Culpeper, Industrial Development
     Authority, Residential Care
     Facility,  Virginia Baptist Homes,
     RB (C) (D) (E)
     4.150%, 08/01/30                  10,000      10,000

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Economic
     Development Authority,
     Flint Hill School Project,
     RB (C) (D) (E)
     4.200%, 09/01/21                $  5,075    $  5,075
   Fairfax County, Ser C, GO
     4.600%, 05/01/01                   2,800       2,804
   Fairfax County, Water Authority,
     Municipal Trade Receipts
     Project, RB
     4.170%, 04/01/30                   7,850       7,850
   Hanover County, Industrial
     Development Authority,
     Covenent Woods Project,
     RB (C) (D) (E)
     4.250%, 07/01/29                  15,000      15,000
   King George County, Industrial
     Development Authority,
     Birchwood Power Partners
     Project, Ser A, RB,
     AMT (C) (D) (E)
     4.350%, 10/01/24                   2,100       2,100
   King George County, Industrial
     Development Authority,
     Birchwood Power Partners
     Project, Ser B, RB,
     AMT (C) (D) (E)
     4.350%, 12/01/24                   2,000       2,000
   Louisa County, Industrial
     Development Authority,
     Pooled Financing,
     RB (C) (D) (E)
     4.200%, 01/01/20                   2,695       2,695
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project, RB, AMT
     (C) (D) (E)
     4.350%, 03/01/29                   2,075       2,075

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Lynchburg, Industrial
     Development Authority,
     Randolph Macon Project,
     RB (C) (D) (E)
     4.200%, 09/01/23                $  8,000    $  8,000
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Facilities Project, RB (C) (D) (E)
     4.200%, 06/01/20                  15,300      15,300
   Norfolk, Redevelopment &
     Housing Authority, East
     Ocean View Property Project,
     RB (C) (D) (E)
     4.300%, 09/01/09                   3,890       3,890
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (C) (D) (E)
     4.150%, 11/01/27                   1,605       1,605
   Prince George County, Industrial
     Development Authority,
     Metropolitan Span Project,
     RB, AMT (C) (D) (E)
     4.450%, 09/01/19                   4,300       4,300
   Prince William County, Water &
     Sewer Improvements, FGIC,
     RB, Prerefunded @ 102 (F)
     6.500%, 07/01/01                   5,000       5,154
   Richmond, Public Improvement,
     Ser A, GO Prerefunded @ 102 (F)
     6.250%, 01/15/01                   9,110       9,315
   Richmond, Public Utility
     Authority, Ser A, RB (C) (D)
     4.250%, 06/30/01                   3,500       3,500
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Ser PT-1022,
     RB (C) (D)
     4.270%, 11/01/29                  12,076      12,076

-------------------------------------------------------------------------------
                                                                   (UNAUDITED)


-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA-- CONTINUED
   Richmond, Redevelopment &
     Multi-Family Housing Authority,
     Stony Point Project, RB (C) (D) (E)
     4.200%, 04/01/29                  $1,660    $  1,660
   Roanoke, Industrial Development
     Authority, Hollins University
     Project, RB (C) (D) (E)
     4.150%, 05/01/15                   4,500       4,500
   Roanoke, Redevelopment &
     Multi-Family Housing Authority,
     Stepping Stone Apartments
     Project, RB (C) (D)
     4.625%, 04/01/40                   2,000       2,000
   Staunton, Industrial Development
     Authority, Diebold-Staunton
     Project, RB (C) (D) (E)
     4.250%, 04/01/17                     530         530
   Suffolk, Redevelopment &
     Multi-Family Housing Authority,
     Windsor Fieldstone Project,
     RB (C) (D)
     4.700%, 12/01/07                   4,718       4,718
   Suffolk, Redevelopment &
     Multi-Family Housing Authority,
     Windsor Potomac Project,
     RB (C) (D)
     4.700%, 12/01/07                     813         813
   Virginia Beach, Development
     Authority, Sentara Bayside
     Hospital Project,
     RB Prerefunded @ 102 (F)
     6.300%, 11/01/01                   3,750       3,887
   Virginia Beach, Development &
     Multi-Family Authority,
     Ser PT 1213, RB (C) (D)
     4.420%, 10/15/41                   1,000       1,000

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia Beach, Industrial
     Development Authority,
     La Quinta Inns Project,
     RB (C) (D) (E)
     4.250%, 05/01/03                $  1,125    $  1,125
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project,
     RB (C) (D) (E)
     4.300%, 07/01/17                   1,300       1,300
   Virginia Beach, Public
     Improvement, GO
     5.000%, 03/01/01                   3,805       3,813
   Virginia College, Building
     Authority, Equipment
     Leasing Program, RB
     4.250%, 02/01/01                     750         750
   Virginia College, Building
     Authority, 21st Century
     College Program, RB
     4.125%, 02/01/01                   8,185       8,185
   Virginia State, Housing
     Development Authority,
     Commonwealth Merlots Project,
     Ser CC, RB (C) (D) (E)
     4.340%, 07/01/28                   5,000       5,000
   Virginia State, Housing
     Development Authority,
     Ser PA 673, RB ( C) (D)
     4.270%, 01/01/22                   1,300       1,300
   Virginia State, Housing
     Development Authority,
     Ser 301, RB (C) (D)
     4.550%, 07/01/17                   4,360       4,360

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA-- CONTINUED
   Virginia State, Port Authority,
     Ser SG 111, RB (C) (D)
     4.200%, 07/01/24                 $12,100    $ 12,100
   Virginia State, Public School
     Authority, Improvements
     Project, Ser 11, RB
     4.170%, 08/01/16                   8,000       8,000
   Virginia State, Public School
     Authority, Ser B, RB
     4.700%, 01/01/01                   5,000       5,003
   Virginia State, Small Business
     Financing Authority, Clark
     County Project, RB (C) (D) (E)
     4.400%, 07/01/25                   1,900       1,900
   Virginia State, Transportation
     Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     4.220%, 05/15/19                   5,000       5,000
   Waynesboro, Residential Care
     Facilities, Sunnyside Presbyterian
     Project, RB (C) (D) (E)
     4.250%, 12/15/28                   1,500       1,500
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg Museum
     Foundation Project, RB (C) (D) (E)
     4.700%, 12/01/18                     600         600
                                                 --------
                                                  256,711
                                                 --------
Total Municipal Bonds
     (Cost $256,711)                              256,711
                                                 --------


-------------------------------------------------------------------------------
                                       SHARES  VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENT (1.2%)
   Federated Virginia Municipal
     Cash Trust                     3,022,193    $  3,022
                                                 --------
Total Cash Equivalent
     (Cost $3,022)                                  3,022
                                                 --------
Total Investments (99.5%)
   (Cost $259,733)                                259,733
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (0.5%)            1,351
                                                 --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par
   value) based on 198,973,330
   outstanding shares of beneficial interest      198,949
Fund shares of the Investor Shares
   (unlimited authorization-- no par
   value) based on 62,162,080
   outstanding shares of beneficial interest       62,163
Distributions in excess of net
   investment income                                   (1)
Accumulated net realized loss
   on investments                                     (27)
                                                 --------
Total Net Assets 100.0%                          $261,084
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Investor Shares                $1.00
                                                 ========
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
              FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 27.

-------------------------------------------------------------------------------
                                                                   (UNAUDITED)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (2.7%)
   U.S. Treasury Note
     5.000%, 02/28/01                 $20,000    $ 19,935
                                                 --------
Total U.S. Treasury Obligation
     (Cost $19,935)                                19,935
                                                 --------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (32.7%)
   FHLB
     6.550%, 04/06/01                  20,000      19,556
     6.520%, 06/29/01                  15,000      14,456
     6.505%, 11/27/01                  10,000       9,999
   FHLB (C)
     6.914%, 10/11/01                  25,000      25,000
     6.904%, 11/08/01                  30,000      30,000
   FHLMC
     6.717%, 03/29/01                  15,000      14,689
     6.310%, 04/04/01                  10,000       9,782
     6.440%, 07/19/01                  15,000      14,406
     6.120%, 10/11/01                  15,000      14,199
   FNMA (H)
     0.000%, 03/22/01                  10,000       9,805
   FNMA
     6.240%, 06/21/01                  20,000      19,300
     6.540%, 10/05/01                  30,000      28,424
     6.520%, 10/15/01                  20,000      19,995
     6.500%, 11/02/01                  10,000       9,431
                                                 --------
Total U.S. Government Agency
     Obligations
     (Cost $239,042)                              239,042
                                                 --------
REPURCHASE AGREEMENTS (64.9%)
   ABN-AMRO
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $158,117,781 (collateralized by
     U.S. Government obligations:
     total market value
     $161,255,601) (B)                158,089     158,089

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- CONTINUED
   Barclays
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $30,385,197 (collateralized by
     U.S. Government obligations:
     total market value
     $30,987,908) (B)                   $30,380    $ 30,380
   Deutsche Bank
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $26,113,446 (collateralized by
     U.S. Government obligations:
     total market value
     $26,630,914) (B)                    26,109     26,109
   Greenwich Capital
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $142,651,782 (collateralized by
     U.S. Government obligations:
     total market value
     $145,478,802) (B)                  142,626    142,626
   JP Morgan
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $30,962,717 (collateralized by
     U.S. Government obligations:
     total market value
     $31,576,279) (B)                    30,957     30,957
   Merrill Lynch
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $29,209,229 (collateralized by
     U.S. Government obligations:
     total market value
     $29,789,668) (B)                    29,204     29,204

STATEMENTS OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)    VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Morgan Stanley Dean Witter
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $27,047,284 (collateralized by
     U.S. Government obligations:
     total market value
     $27,664,457) (B)                   $27,042   $ 27,042
   Salomon Smith Barney
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $30,434,979 (collateralized by
     U.S. Government obligations:
     total market value
     $31,039,218) (B)                    30,429     30,429
                                                  --------
Total Repurchase Agreements
     (Cost $474,836)                               474,836
                                                  --------
Total Investments (100.3%)
   (Cost $733,813)                                 733,813
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)           (1,988)
                                                  --------

------------------------------------------------------------------------------
                                               VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization-- no par
   value) based on 638,606,447 outstanding
   shares of beneficial interest                 $638,606
Fund shares of the Investor Shares
   (unlimited authorization-- no par
   value) based on 92,949,195 outstanding
   shares of beneficial interest                   92,947
Undistributed net investment income                   300
Accumulated net realized loss
   on investments                                     (28)
                                                 --------
Total Net Assets 100.0%                          $731,825
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                  $1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares               $1.00
                                                 ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 27.

-------------------------------------------------------------------------------
                                                                  (UNAUDITED)


U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (30.6%)
   U.S. Treasury Bills (G)
     6.362%, 12/21/00               $150,000    $149,471
     5.840%, 02/01/01                 15,000      14,849
   U.S. Treasury Notes
     5.250%, 01/31/01                 30,000      29,958
     5.625%, 02/28/01                 15,000      14,973
     6.500%, 05/31/01                 20,000      19,980
     5.500%, 07/31/01                 15,000      14,917
                                                --------
Total U.S. Treasury Obligations
     (Cost $244,148)                             244,148
                                                --------
REPURCHASE AGREEMENTS (69.8%)
   ABN-AMRO
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $43,115,945 (collateralized by a
     U.S. Treasury obligation: total
     market value $43,970,729) (B)    43,108      43,108
   Barclays
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $27,828,521 (collateralized by a
     U.S. Treasury obligation: total
     market value $28,380,505) (B)    27,824      27,824
   Deutsche Bank
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $38,851,476 (collateralized by
     U.S. Treasury obligations: total
     market value $39,621,590) (B)    38,844      38,844
   Greenwich Capital
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $155,902,581 (collateralized by a
     U.S. Treasury obligation: total
     market value $158,996,451) (B)  155,875     155,875


-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                      (000)     VALUE (000)
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- CONTINUED
   JPMorgan
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $36,538,162 (collateralized by a
     U.S. Treasury obligation: total
     market value $37,262,336) (B)   $36,532    $ 36,532
   Merrill Lynch
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $33,715,650 (collateralized by a
     U.S. Treasury obligation: total
     market value $34,387,015) (B)    33,710      33,710
   Morgan Stanley Dean Witter
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $11,993,347 (collateralized by a
     U.S. Treasury obligation: total
     market value $12,486,213) (B)    11,991      11,991
   Salomon Smith Barney
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $24,346,382 (collateralized by a
     U.S. Treasury obligation: total
     market value $25,032,942) (B)    24,342      24,342
   UBS Warburg
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $184,368,157 (collateralized by a
     U.S. Treasury obligation: total
     market value $188,024,828) (B)  184,335     184,335
                                                --------
Total Repurchase Agreements
     (Cost $556,561)                             556,561
                                                --------
Total Investments (100.4%)
   (Cost $800,709)                               800,709
                                                --------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)         (2,964)
                                                --------

STATEMENTS OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000



U.S. TREASURY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization-- no par
   value) based on 797,826,387
   outstanding shares of beneficial interest    $797,742
Undistributed net investment income                    3
                                                --------
Total Net Assets 100.0%                         $797,745
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                                ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 27.

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)



                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS



AMBAC  Security insured by the American Municipal
       Bond Assurance Corporation
AMT    Alternative Minimum Tax
Cl     Class
COP    Certificate of Participation
FGIC   Security insured by the Financial Guaranty
       Insurance Company
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Security insured by Financial Securities Assurance
GO     General Obligation
MBIA   Security insured by the Municipal Bond
       Insurance Association
MTN    Medium Term Note
RB     Revenue Bond
Ser    Series

SLMA   Student Loan Marketing Association
TAN    Tax Anticipation Note
TECP   Tax Exempt Commercial Paper
TRAN   Tax and Revenue Anticipation Note
(A)    Private Placement Security
(B)    Tri-Party Repurchase Agreement
(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2000. The date shown is the next scheduled reset date. (D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)    Prerefunded Security. The maturity date shown is the prerefunded date.
(G) Rate shown is the effective yield at time of purchase.
(H)    Zero coupon security.
(I)    See Note 8 in Notes to Financial Statements.

                               This page intentionally left blank.


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2000                                               (UNAUDITED)

                                                         TAX-EXEMPT      VIRGINIA   U.S. GOVERNMENT
                                       PRIME QUALITY        MONEY        TAX-FREE      SECURITIES     U.S. TREASURY
                                       MONEY MARKET        MARKET      MONEY MARKET   MONEY MARKET        MONEY
                                           FUND             FUND           FUND           FUND         MARKET FUND
                                       ------------       ----------     -----------   --------------- ------------
                                         06/01/00-       06/01/00-       06/01/00-      06/01/00-      06/01/00-
                                         11/30/00         11/30/00       11/30/00       11/30/00        11/30/00
                                         --------        ---------       --------       --------       --------
Interest Income                          $166,065          $21,378         $5,743        $20,902        $24,671
                                         --------          -------         ------        -------        -------
Expenses:
   Investment Advisory Fees                15,988            2,741            539          2,097          2,497
   Less: Investment Advisory
         Fees Waived                       (3,065)            (548)            --           (324)          (386)
   Administrator Fees                       1,733              351             95            227            271
   Transfer Agent Fees -- Trust Shares         11                8              8              9              8
   Transfer Agent Fees -- Investor Shares      16                7              6              9             --
   Transfer Agent Fees -- Flex Shares           7               --             --             --             --
   Transfer Agent Out of Pocket Expenses      197               45             12             29             35
   Printing Expenses                          123               25              7             16             19
   Custody Fees                                98               20              5             13             15
   Professional Fees                           98               20              6             13             15
   Trustee Fees                                25                5              1              3              4
   Registration Fees                          123               25              5             16             19
   Distribution Fees-- Investor Shares      1,542              110            125             76             --
   Less: Distribution Fees Waived--
        Investor Shares                      (243)             (28)           (78)           (21)            --
   Distribution Fees-- Flex Shares             10               --             --             --             --
   Less: Distribution Fees Waived--
        Flex Shares                            (5)              --             --             --             --
   Insurance and Other Fees                    --               --              2             --              8
                                         --------          -------         ------        -------        -------
   Total Expenses                          16,658            2,781            733          2,163          2,505
                                         --------          -------         ------        -------        -------
   Net Investment Income                  149,407           18,597          5,010         18,739         22,166
                                         --------          -------         ------        -------        -------
   Net Realized Gain on
        Securities Sold                        25               --             --             --             --
                                         --------          -------         ------        -------        -------
Net Increase in Net Assets
        from Operations                  $149,432          $18,597         $5,010        $18,739        $22,166
                                         ========          =======         ======        =======        =======

Amounts designated as "--" are either $0 or round to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEAR ENDED MAY 31, 2000


                                                                                           U.S. GOVERNMENT
                                 PRIME QUALITY          TAX-EXEMPT       VIRGINIA TAX-FREE    SECURITIES         U.S. TREASURY
                               MONEY MARKET FUND      MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND   MONEY MARKET FUND
                             -------------------------------------------------------------------------------------------------------
                             06/01/00-   06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99-
                             11/30/00    05/31/00   05/31/00 05/31/00  11/30/00  05/31/00  11/30/00  05/31/99  11/30/00  05/31/00
                             ----------  ---------- -------- --------- --------- --------- --------- --------- --------- ----------
Operations:
  Net Investment Income .....$  149,407  $  214,027 $ 18,597 $  23,652 $  5,010  $   9,454 $ 18,739  $  22,776 $  22,166 $   36,846
  Net Realized Gain (Loss)
   on Investments                    25         (34)      --       (30)      --        (20)      --        (28)       --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Increase in Net Assets
         from Operations ....   149,432     213,993   18,597    23,622    5,010      9,434   18,739     22,748    22,166     36,846
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............  (103,374)   (165,267) (15,937)  (19,775)  (3,890)    (9,064) (16,200)   (19,825)  (22,160)   (36,849)
    Investor Shares .........   (45,945)    (48,632)  (2,654)   (3,883)  (1,110)      (400)  (2,540)    (2,927)       --         --
    Flex Shares..............       (73)        (84)     --         --       --         --       --         --        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Total Distributions .......  (149,392)   (213,983) (18,591)  (23,658)  (5,000)    (9,464) (18,740)   (22,752)  (22,160)   (36,849)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued ................ 2,902,091   6,299,753  598,510 1,113,796  181,803    460,442  445,400    905,352   844,937  1,480,905
    Reinvestment of Cash
     Distributions ..........     5,994       9,263       --        --       37         --    3,462      3,025        19         23
    Cost of Shares Redeemed .(2,830,999) (6,901,000)(537,172) (999,548)(228,172)  (485,600)(278,581)  (844,261) (770,494)(1,518,481)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Increase (Decrease) in Net
     Assets From
     Trust Share
     Transactions ...........    77,086    (591,984)  61,338   114,248  (46,332)   (25,158) 170,281     64,116    74,462    (37,553)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
Investor Shares:
    Proceeds from Shares
      Issued ................   693,785   1,401,995  113,305   334,145   48,266     97,834  128,408    290,823        --         --
    Reinvestment of Cash
      Distributions .........    45,853      51,455    2,648     4,155    1,110        415    2,482      3,062        --         --
    Cost of Shares Redeemed .  (277,287) (1,058,926) (67,382) (341,648) (50,091)   (41,326)(117,224)  (276,049)       --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Increase (Decrease) in Net
      Assets From Investor
      Share Transactions        462,351     394,524   48,571    (3,348)    (715)    56,923   13,666     17,836        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
Flex Shares:
    Proceeds from Shares
      Issued                      1,429       6,126       --        --       --         --       --         --        --         --
    Reinvestment of Cash
      Distributions                  64          70       --        --       --         --       --         --        --         --
    Cost of Shares Redeemed .    (2,344)     (2,751)      --        --       --         --       --         --        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Increase (Decrease) in Net
      Assets From Flex
      Share Transactions           (851)      3,445       --        --       --         --       --         --        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
    Increase (Decrease) in
      Net Assets From
      Share Transactions        538,586    (194,015) 109,909   110,900  (47,047)    31,765  183,947     81,952    74,462    (37,553)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
      Total Increase
        (Decrease) in Net
        Assets........          538,626    (194,005) 109,915   110,864  (47,037)    31,735  183,946     81,948    74,468    (37,556)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
Net Assets:
  Beginning of Period ....... 4,627,327   4,821,332  881,358   770,494  308,121    276,386  547,879    465,931   723,277    760,833
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  End of Period .............$5,165,953  $4,627,327 $991,273 $ 881,358 $261,084  $ 308,121 $731,825  $ 547,879 $ 797,745 $  723,277
                             ==========  ========== ======== ========= ========  ========= ========  ========= ========= ==========


  Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (UNAUDITED)


                                                                                           U.S. GOVERNMENT
                                 PRIME QUALITY          TAX-EXEMPT      VIRGINIA TAX-FREE    SECURITIES         U.S. TREASURY
                               MONEY MARKET FUND     MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND   MONEY MARKET FUND
                             ---------------------- ------------------ ------------------- ------------------- --------------------
                             06/01/00-   06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99- 06/01/00- 06/01/99-
                             11/30/00    05/31/00   05/31/00 05/31/00  11/30/00  05/31/00  11/30/00  05/31/99  11/30/00  05/31/00
                             ----------  ---------- -------- --------- --------- --------- --------- --------- --------- ----------
(1) Shares Issued and
      Redeemed:
  Trust Shares:
    Shares Issued ........... 2,902,091   6,299,749  598,510 1,113,795  181,803    460,442  445,401    905,352   844,937  1,480,906
    Shares Issued in Lieu of
      Cash Distributions ....     5,994       9,263       --        --       37         --    3,462      3,024        19         23
    Shares Redeemed ........ (2,830,999) (6,901,000)(537,172) (999,547)(228,172)  (485,599)(278,581)  (844,261) (770,495)(1,518,481)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
    Net Trust Share
     Transactions ...........    77,086    (591,988)  61,338   114,248  (46,332)   (25,157) 170,282     64,115    74,461    (37,552)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
  Investor Shares:
    Shares Issued ...........    693,78   1,401,995  113,305   334,146   48,266     97,834  128,409    290,823        --         --
    Shares Issued in Lieu
      of Cash Distributions .    45,854      51,455    2,648     4,155    1,110        415    2,482      3,063        --         --
    Shares Redeemed .........  (277,287) (1,058,894) (67,382) (341,648) (50,091)   (41,327)(117,224)  (276,049)       --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
    Net Investor Share
      Transactions ..........   462,351     394,556   48,571    (3,347)    (715)    56,922   13,667     17,837        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------

  Flex Shares:
    Shares Issued.............    1,428       6,126       --        --       --         --       --         --        --         --
    Shares Issued in Lieu
     of Cash Distributions...        64          71       --        --       --         --       --         --        --         --
    Shares Redeemed..........    (2,344)     (2,751)      --        --       --         --       --         --        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
    Net Flex Share
      Transactions ..........      (852)      3,446       --        --       --         --       --         --        --         --
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------
    Net Change in Capital
      Shares ................   538,585    (193,986) 109,909   110,901  (47,047)    31,765  183,949     81,952    74,461    (37,552)
                             ----------  ---------- -------- --------- --------  --------- --------  --------- --------- ----------



  Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                    NET            DISTRIBUTIONS       NET ASSET
                             NET ASSET VALUE     INVESTMENT            FROM           VALUE END
                           BEGINNING OF PERIOD     INCOME      NET INVESTMENT INCOME   OF PERIOD
                          --------------------   ----------    ---------------------  ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2000*                    $1.00           $ 0.03             $(0.03)         $1.00
           2000                      1.00             0.05              (0.05)          1.00
           1999                      1.00             0.05              (0.05)          1.00
           1998                      1.00             0.05              (0.05)          1.00
           1997                      1.00             0.05              (0.05)          1.00
           1996                      1.00             0.05              (0.05)          1.00
Investor Shares
           2000*                    $1.00           $ 0.03             $(0.03)         $1.00
           2000                      1.00             0.05              (0.05)          1.00
           1999                      1.00             0.05              (0.05)          1.00
           1998                      1.00             0.05              (0.05)          1.00
           1997                      1.00             0.05              (0.05)          1.00
           1996                      1.00             0.05              (0.05)          1.00
Flex Shares
           2000*                    $1.00           $ 0.03             $(0.03)         $1.00
           2000 (A)                  1.00             0.03              (0.03)          1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2000*                    $1.00           $ 0.02             $(0.02)         $1.00
           2000                      1.00             0.03              (0.03)          1.00
           1999                      1.00             0.03              (0.03)          1.00
           1998                      1.00             0.03              (0.03)          1.00
           1997                      1.00             0.03              (0.03)          1.00
           1996                      1.00             0.03              (0.03)          1.00
Investor Shares
           2000*                    $1.00           $ 0.02             $(0.02)         $1.00
           2000                      1.00             0.03              (0.03)          1.00
           1999                      1.00             0.03              (0.03)          1.00
           1998                      1.00             0.03              (0.03)          1.00
           1997                      1.00             0.03              (0.03)          1.00
           1996                      1.00             0.03              (0.03)          1.00



-------------------------------------------------------------------------------------------------------------
                                                                                                   (UNAUDITED)

                                                                                              RATIO OF
                                                                          RATIO OF         NET INVESTMENT
                                                      RATIO OF          EXPENSES TO           INCOME TO
                  NET ASSETS        RATIO OF        NET INVESTMENT    AVERAGE NET ASSETS  AVERAGE NET ASSETS
       TOTAL       END OF         EXPENSES TO         INCOME TO       (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
       RETURN+   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS)  AND REIMBURSEMENTS)
      --------   ------------  ------------------  ------------------ ------------------  --------------------
       3.10%    $3,388,359          0.62%               6.11%              0.75%               5.98%
       5.20      3,311,229          0.60                5.06               0.75                4.91
       4.83      3,903,232          0.60                4.69               0.77                4.52
       5.22      1,880,229          0.59                5.10               0.77                4.92
       5.01      1,086,555          0.58                4.90               0.76                4.72
       5.25      1,050,800          0.58                5.11               0.78                4.91

       3.02%    $1,775,000          0.79%               5.94%              0.95%               5.78%
       5.02      1,312,653          0.77                4.94               0.95                4.76
       4.66        918,100          0.77                4.52               0.97                4.32
       5.04        411,821          0.76                4.93               0.98                4.71
       4.84        283,544          0.75                4.74               0.97                4.52
       5.08        215,696          0.75                4.94               1.00                4.69

       2.61% $       2,594          1.52%               5.21%              2.00%               4.73%
       2.93          3,445          1.50*               4.46*              1.99*               3.97*


       1.89%    $  817,200          0.54%               3.74%              0.65%               3.63%
       3.19        755,858          0.52                3.16               0.66                3.02
       2.81        641,640          0.52                2.75               0.66                2.61
       3.21        448,023          0.51                3.14               0.67                2.98
       3.09        333,006          0.50                3.04               0.66                2.88
       3.28        273,613          0.50                3.23               0.68                3.05

       1.83%   $   174,073          0.66%               3.62%              0.81%               3.47%
       3.07        125,500          0.64                3.01               0.82                2.83
       2.69        128,854          0.64                2.66               0.82                2.48
       3.09        134,538          0.62                3.04               0.83                2.83
       2.97        102,013          0.62                2.92               0.83                2.71
       3.16         95,223          0.62                3.10               0.85                2.87





  + Total return is for the period indicated and has not been annualized.
  * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 (A)Commenced opreations on October 4, 1999.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                      32 & 33

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS






                                                    NET            DISTRIBUTIONS       NET ASSET
                             NET ASSET VALUE     INVESTMENT            FROM           VALUE END
                           BEGINNING OF PERIOD     INCOME      NET INVESTMENT INCOME   OF PERIOD
                          --------------------   ----------    ---------------------  ----------
VIRGINIA TAX-FREE MONEY MARKET FUND (A)
Trust Shares
           2000*                    $1.00          $ 0.02             $(0.02)            $1.00
           2000                      1.00            0.03              (0.03)             1.00
           1999**                    1.00            0.01              (0.01)             1.00
           For the Year Ended November 30:
           1998                      1.00            0.03              (0.03)            $1.00
           1997                      1.00            0.03              (0.03)             1.00
           1996                      1.00            0.03              (0.03)             1.00
           1995                      1.00            0.03              (0.03)             1.00
Investor Shares
           2000*                    $1.00          $ 0.02             $(0.02)            $1.00
           2000                      1.00            0.03              (0.03)             1.00
           1999**                    1.00            0.01              (0.01)             1.00
           For the Year Ended November 30:
           1998                      1.00            0.03              (0.03)            $1.00
           1997                      1.00            0.03              (0.03)             1.00
           1996                      1.00            0.03              (0.03)             1.00
           1995                      1.00            0.03              (0.03)             1.00
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2000*                    $1.00          $ 0.03             $(0.03)            $1.00
           2000                      1.00            0.05              (0.05)             1.00
           1999                      1.00            0.04              (0.04)             1.00
           1998                      1.00            0.05              (0.05)             1.00
           1997                      1.00            0.05              (0.05)             1.00
           1996                      1.00            0.05              (0.05)             1.00
Investor Shares
           2000*                    $1.00          $ 0.03             $(0.03)            $1.00
           2000                      1.00            0.05              (0.05)             1.00
           1999                      1.00            0.04              (0.04)             1.00
           1998                      1.00            0.05              (0.05)             1.00
           1997                      1.00            0.05              (0.05)             1.00
           1996                      1.00            0.05              (0.05)             1.00
U.S. TREASURY MONEY MARKET FUND (B)
Trust Shares
           2000*                    $1.00          $ 0.03             $(0.03)            $1.00
           2000                      1.00            0.05              (0.05)             1.00
           1999**                    1.00            0.02              (0.02)             1.00
           For the Year Ended November 30:
           1998                      1.00            0.05              (0.05)             1.00
           1997                      1.00            0.05              (0.05)             1.00
           1996                      1.00            0.05              (0.05)             1.00
           1995                      1.00            0.05              (0.05)             1.00


                                                                                              RATIO OF
                                                                          RATIO OF         NET INVESTMENT
                                                      RATIO OF          EXPENSES TO           INCOME TO
                  NET ASSETS        RATIO OF        NET INVESTMENT    AVERAGE NET ASSETS  AVERAGE NET ASSETS
       TOTAL       END OF         EXPENSES TO         INCOME TO       (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
       RETURN+   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS)  AND REIMBURSEMENTS)
      --------   ------------  ------------------  ------------------ ------------------  --------------------
        1.89%     $  198,918          0.51%               3.74%              0.51%               3.74%
        3.23         245,243          0.51                3.19               0.51                3.19
        1.27         270,431          0.67                2.51               0.82                2.36

        2.97         270,899          0.66                2.92               0.81                2.77
        3.06         226,837          0.66                3.02               0.81                2.87
        3.14         182,320          0.66                2.88               0.81                2.73
        3.26         202,333          0.66                3.19               0.81                3.04

        1.81%    $    62,166          0.67%               3.60%              0.92%               3.35%
        3.07          62,878          0.67                3.17               0.73                3.11
        1.27           5,955          0.67                2.52               1.06                2.13

        2.96           8,851          0.67                2.92               1.07                2.52
        3.05           7,634          0.68                3.42               1.08                3.02
        3.13           2,994          0.67                2.86               1.07                2.46
        3.25           1,627          0.67                3.16               1.07                2.76


        2.95%     $  638,848          0.65%               5.81%              0.75%               5.71%
        4.86         468,568          0.63                4.80               0.74                4.69
        4.57         404,459          0.63                4.47               0.76                4.34
        5.04         377,490          0.62                4.92               0.78                4.76
        4.83         344,350          0.61                4.73               0.76                4.58
        5.14         325,493          0.61                5.02               0.78                4.85

        2.88%    $    92,977          0.79%               5.67%              0.94%               5.52%
        4.71          79,311          0.77                4.62               0.93                4.46
        4.41          61,472          0.77                4.32               0.98                4.11
        4.90          58,753          0.76                4.79               0.96                4.59
        4.69          63,178          0.75                4.59               0.96                4.38
        4.99          58,608          0.75                4.88               0.99                4.64


        2.92%    $   797,745          0.65%               5.75%              0.75%               5.65%
        4.81         723,277          0.63                4.71               0.74                4.60
        2.08         760,833          0.68                4.10               0.83                3.95

        4.89         699,923          0.66                4.77               0.81                4.62
        4.91         632,381          0.65                4.82               0.80                4.67
        4.80         389,051          0.66                4.69               0.81                4.54
        5.29         370,454          0.66                5.16               0.81                5.01


  + Returns are for the period indicated and have not been annualized.
  * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 ** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

(B) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     34 & 35

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000




1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of November 30, 2000: the Balanced Fund, the Capital Appreciation Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Moderate Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Aggressive Growth Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund), the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the nstitutional Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




     respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $930,925 for the six month period ended November 30, 2000.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a subsidiary of SunTrust Bank, have entered into an advisory agreement dated June 15, 1993.

Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                           MAXIMUM       MAXIMUM
                                MAXIMUM   INVESTOR        FLEX
                                ANNUAL      SHARE         SHARE
                               ADVISORY  DISTRIBUTION  DISTRIBUTION
                                  FEE       FEE            FEE
                              ---------- ------------  ------------
Prime Quality Money Market
   Fund .....................   .65%        .20%          .75%
Tax-Exempt Money Market Fund    .55         .15            --
Virginia Tax-Free Money Market
   Fund .....................   .40         .40            --
U.S. Government Securities
   Money  Market Fund .......   .65         .17            --
U.S. Treasury Money Market
   Fund .....................   .65          --            --

The Investment Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains after May 31, 2000. The Funds had capital loss carryforwards at May 31, 2000 as follows:

                                                                                                            POST 10/31
                              CARRYOVER   EXPIRES    EXPIRES     EXPIRES    EXPIRES    EXPIRES     EXPIRES   DEFERRED
                              05/31/00     2003       2004        2005       2006       2007        2008       LOSS
                                (000)      (000)      (000)       (000)      (000)      (000)       (000)      (000)
                              ---------   -------    -------     -------    -------    -------     -------  ----------
Prime Quality Money
  Market Fund                   $367       $110        $14       $223         $--        $--         $20       $15
Tax-Exempt Money
  Market Fund                     32         --          4         --          --         --          28         3
Virginia Tax-Free Money
  Market Fund                     --         --         --         --          --          7          --        20
U.S. Government Securities
  Money Market Fund               --         --         --         --          --         --          --        27


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Tax-Exempt Money Market and Virginia Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Adviser to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

8. Subsequent Event:

The Prime Quality Money Market Fund holds $130 million in Edison International Floating Rate Medium Term Notes that mature on 07/18/01. Edison International was downgraded by Standard and Poor's Corporation (S&P) and Moody's on January 5, 2001 from A1/P1 (top-rated investment grade) to A3/P3 (third-tier investment grade).

The STI Classic Funds Board of Trustees has authorized the Fund's Investment Manager to (1) hold the Edison International Notes, and (2) has secured a credit facility that will guarantee the payment of all interest and principal at maturity of the Edison International Notes.

As of the date of this writing, January 26, 2001, all interest due on the Edison Notes has been received by the Fund. Additionally, Edison International has expressed its intent to continue to pay all debts and bills when due.

9. Shareholder Voting Results:

There was a special meeting of shareholders held on October 27, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:
PROPOSAL 1: TO CONSIDER AND
ACT UPON A PROPOSAL TO ELECT MEMBERS TO THE BOARD OF TRUSTEES OF THE TRUST.

1. Approval of the election of Thomas Gallagher.



            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         9,384,024,469          99.76%         69.87%
Withheld       22,376,293           0.24%          0.16%
          ---------------    ------------    -----------
            9,406,400,762         100.00%         70.03%

2. Approval of the election of James O. Robbins.

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         9,384,046,726          99.76%         69.87%
Withheld       22,354,036           0.24%          0.16%
          ---------------    ------------    -----------
            9,406,400,762         100.00%         70.03%

3. Approval of the election of F. Wendell Gooch.

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         9,384,006,466          99.76%         69.87%
Withheld       22,394,296           0.24%          0.16%
          ---------------    ------------    -----------
            9,406,400,762         100.00%         70.03%

4. Approval of the election of Wilton Looney.

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         9,379,720,005          99.72%         69.84%
Withheld       26,680,757           0.28%          0.20%
          ---------------    ------------    -----------
            9,406,400,762         100.00%         70.04%

5. Approval of the election of Jonathan T. Walton.

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         9,379,944,586          99.72%         69.84%
Withheld       26,456,176           0.28%          0.19%
          ---------------    ------------    -----------
            9,406,400,762         100.00%         70.03%

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


PROPOSAL 2: TO APPROVE THE ADOPTION OF STANDARDIZED INVESTMENT POLICIES BY REVISING OR ELIMINATING CERTAIN OF THE TRUST'S CURRENT FUNDAMENTAL INVESTMENT
POLICIES:

2.1. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING DIVERSIFICATION.




PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,868,169,285          98.98%         56.29%
Against        20,513,007           0.70%          0.40%
Abstain           978,680           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           859,481,084          89.88%         82.36%
Against         2,334,046           0.24%          0.22%
Abstain           405,748           0.04%          0.03%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,425,754          76.31%         64.19%
Against           973,100           0.48%          0.40%
Abstain         1,341,958           0.68%          0.56%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           316,931,192          86.18%         49.84%
Against         1,014,742           0.27%          0.15%
Abstain           266,980           0.07%          0.04%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           418,177,098          94.35%         58.20%
Against        24,978,375           5.63%          3.47%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

2.2. TO ELIMINATE THE POLICIES CONCERNING INVESTING FOR CONTROL.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,849,317,400          98.33%         55.92%
Against        39,345,152           1.35%          0.77%
Abstain           998,420           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           858,951,245          89.83%         82.31%
Against         2,771,290           0.28%          0.26%
Abstain           498,343           0.05%          0.04%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           151,855,358          76.02%         63.95%
Against         1,543,496           0.77%          0.65%
Abstain         1,341,958           0.67%          0.56%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,151,795          86.24%         49.88%
Against           770,111           0.20%          0.12%
Abstain           291,008           0.07%          0.04%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           414,825,942          93.59%         57.73%
Against        28,329,531           6.39%          3.94%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




2.3. TO REVISE THE FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,849,861,927          98.35%         55.93%
Against        38,711,642           1.33%          0.75%
Abstain         1,087,403           0.03%          0.02%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           860,096,293          89.95%         82.42%
Against         1,719,126           0.17%          0.16%
Abstain           405,459           0.04%          0.03%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           151,712,869          75.95%         63.89%
Against         1,625,324           0.81%          0.68%
Abstain         1,402,619           0.70%          0.59%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           316,480,696          86.06%         49.77%
Against         1,583,397           0.43%          0.24%
Abstain           148,821           0.04%          0.02%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           418,541,784          94.43%         58.25%
Against        24,613,689           5.55%          3.42%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

2.4. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,864,760,004          98.87%         56.23%
Against        23,891,424           0.82%          0.46%
Abstain         1,009,544           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           859,940,665          89.93%         82.41%
Against         1,820,801           0.19%          0.17%
Abstain           459,412           0.04%          0.04%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

Virginia Tax-Free Money Market Fund

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,609,173          76.40%         64.27%
Against           711,497           0.35%          0.29%
Abstain         1,420,142           0.71%          0.59%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. Government Securities Money Market Fund

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,007,010          86.20%         49.85%
Against           940,434           0.25%          0.14%
Abstain           265,470           0.07%          0.04%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. Treasury Money Market Fund

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           415,411,970          93.72%         57.81%
Against        27,743,503           6.25%          3.86%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


2.5. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING SECURITIES LENDING.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,868,659,844          99.00%         56.30%
Against        20,049,289           0.69%          0.39%
Abstain           951,839           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           860,197,640          89.96%         82.43%
Against         1,563,521           0.16%          0.14%
Abstain           459,717           0.04%          0.04%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,726,848          76.46%         64.32%
Against           672,006           0.33%          0.28%
Abstain         1,341,958           0.67%          0.56%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           316,983,553          86.19%         49.85%
Against           935,398           0.25%          0.14%
Abstain           293,963           0.07%          0.04%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           415,502,329          93.74%         57.82%
Against        27,653,144           6.23%          3.84%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%


2.6. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN OTHER INVESTMENT COMPANIES.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,867,521,069          98.96%         56.28%
Against        21,148,983           0.72%          0.41%
Abstain           990,920           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           860,748,245          90.02%         82.48%
Against         1,067,190           0.11%          0.10%
Abstain           405,443           0.04%          0.03%
Broker
Non-Vote       93,947,970          9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,605,076          76.40%         64.27%
Against           733,117           0.36%          0.30%
Abstain         1,402,619           0.70%          0.59%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,116,858          86.23%         49.87%
Against           954,289           0.25%          0.15%
Abstain           141,767           0.03%          0.02%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           415,446,595          93.73%         57.82%
Against        27,708,878           6.25%          3.85%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




2.7. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING SHORT SALES.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,864,656,292          98.86%         56.22%
Against        24,023,849           0.82%          0.47%
Abstain           980,831           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           857,476,334          89.67%         82.17%
Against         3,656,795           0.38%          0.35%
Abstain         1,087,749           0.11%          0.10%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,080,252          76.13%         64.05%
Against         1,301,079           0.65%          0.54%
Abstain         1,359,481           0.68%          0.57%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,116,172          86.23%         49.87%
Against           976,355           0.26%          0.15%
Abstain           120,387           0.03%          0.01%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           412,882,120          93.15%         57.46%
Against        30,225,496           6.81%          4.20%
Abstain           102,693           0.02%          0.01%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

2.8. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN REAL ESTATE.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,868,134,429          98.98%         56.29%
Against        20,450,704           0.70%          0.40%
Abstain         1,075,839           0.03%          0.02%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           857,810,783          89.71%         82.20%
Against         3,280,241           0.34%          0.31%
Abstain         1,129,854           0.11%          0.10%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,737,359          76.46%         64.32%
Against           643,972           0.32%          0.27%
Abstain         1,359,481           0.68%          0.57%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,430,361          86.31%         49.92%
Against           640,786           0.17%          0.10%
Abstain           141,767           0.03%          0.02%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           415,088,170          93.65%         57.77%
Against        28,019,446           6.32%          3.89%
Abstain           102,693           0.02%          0.01%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


2.9. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING UNDERWRITING OF SECURITIES.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,884,286,749          99.54%         56.61%
Against         4,266,134           0.14%          0.08%
Abstain         1,108,089           0.03%          0.02%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           859,143,274          89.85%         82.33%
Against         2,630,056           0.27%          0.25%
Abstain           447,548           0.04%          0.04%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,656,358          76.42%         64.29%
Against           742,496           0.37%          0.31%
Abstain         1,341,958           0.67%          0.56%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,144,263          86.24%         49.88%
Against           944,913           0.25%          0.14%
Abstain           123,738           0.03%          0.01%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           414,997,811          93.63%         57.75%
Against        28,109,805           6.34%          3.91%
Abstain           102,693           0.02%          0.01%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%


2.10. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING PURCHASE OF COMMODITIES.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,867,502,269          98.96%         56.28%
Against        21,180,468           0.73%          0.41%
Abstain           978,235           0.03%          0.01%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           858,393,706          89.77%         82.26%
Against         2,474,123           0.25%          0.23%
Abstain         1,353,049           0.14%          0.12%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           152,326,548          76.26%         64.15%
Against         1,072,306           0.53%          0.45%
Abstain         1,341,958           0.67%          0.56%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           316,760,430          86.13%         49.82%
Against         1,332,347           0.36%          0.20%
Abstain           120,137           0.03%          0.01%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           417,147,747          94.11%         58.05%
Against        25,959,869           5.85%          3.61%
Abstain           102,693           0.02%          0.01%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




2.11. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING CONCENTRATION.

PRIME QUALITY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For         2,852,466,797          98.44%         55.98%
Against        36,129,329           1.24%          0.70%
Abstain         1,064,846           0.03%          0.02%
Broker
Non-Vote        7,829,892           0.27%          0.15%
          ---------------    ------------    -----------
            2,897,490,864         100.00%         56.87%

TAX-EXEMPT MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           858,971,904          89.83%         82.31%
Against         2,513,671           0.26%          0.24%
Abstain           735,303           0.07%          0.07%
Broker
Non-Vote       93,947,970           9.82%          9.00%
          ---------------    ------------    -----------
              956,168,848         100.00%         91.63%

VIRGINIA TAX-FREE MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           151,754,977          75.97%         63.91%
Against         1,142,763           0.57%          0.48%
Abstain         1,843,072           0.92%          0.77%
Broker
Non-Vote       44,999,881          22.52%         18.95%
          ---------------    ------------    -----------
              199,740,693         100.00%         84.12%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           317,122,299          86.23%         49.87%
Against           946,030           0.25%          0.14%
Abstain           144,585           0.03%          0.02%
Broker
Non-Vote       49,524,099          13.46%          7.78%
          ---------------    ------------    -----------
              367,737,013         100.00%         57.83%

U.S. TREASURY MONEY MARKET FUND

            Shares Voted       % of Voted     % of Total
          ---------------    ------------    -----------
For           417,488,596          94.19%         58.10%
Against        25,666,877           5.79%          3.57%
Abstain            54,836           0.01%          0.00%
          ---------------    ------------    -----------
              443,210,309         100.00%         61.68%
                                                                              45

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                       accompanied by a current prospectus
                            for each Fund described.